Schedule of Investments(a)
Invesco Investment Grade Defensive ETF (IIGD)
November 30, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.05%
Aerospace & Defense-1.30%
General Dynamics Corp., 3.75%, 05/15/2028	$280,000	$273,712
Northrop Grumman Corp., 3.25%, 01/15/2028	310,000	298,091
		571,803
Air Freight & Logistics-0.66%
United Parcel Service, Inc., 3.05%, 11/15/2027	300,000	289,356
Automobile Components-1.26%
BorgWarner, Inc., 2.65%, 07/01/2027	290,000	276,686
ERAC USA Finance LLC, 4.60%, 05/01/2028(b)	275,000	274,867
		551,553
Automobiles-0.64%
PACCAR Financial Corp., 4.45%, 08/06/2027	280,000	280,964
Banks-9.16%
Bank of America Corp., 3.25%, 10/21/2027	310,000	299,519
Citibank N.A., 5.80%, 09/29/2028	280,000	291,680
Fifth Third Bancorp, 2.55%, 05/05/2027(c)	315,000	299,751
Fifth Third Bank N.A., 2.25%, 02/01/2027	300,000	285,692
JPMorgan Chase & Co., 4.13%, 12/15/2026	270,000	267,610
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	280,000	283,421
KeyBank N.A., 5.85%, 11/15/2027(c)	285,000	293,163
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	300,000	298,634
National Securities Clearing Corp., 4.90%, 06/26/2029(b)	280,000	283,282
PNC Bank N.A., 4.05%, 07/26/2028	290,000	283,027
Truist Financial Corp., 1.13%, 08/03/2027	325,000	296,638
U.S. Bancorp, Series X, 3.15%, 04/27/2027	300,000	290,947
Wells Fargo & Co., 4.30%, 07/22/2027	270,000	267,432
Wells Fargo Bank N.A., 5.25%, 12/11/2026	280,000	283,763
		4,024,559
Beverages-0.67%
PepsiCo, Inc., 3.00%, 10/15/2027(c)	305,000	294,786
Biotechnology-0.66%
Gilead Sciences, Inc., 2.95%, 03/01/2027	300,000	290,314
Broadline Retail-0.68%
Amazon.com, Inc., 3.15%, 08/22/2027	307,000	298,094
Capital Markets-7.75%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)(c)	290,000	289,982
Bank of New York Mellon Corp. (The), 3.85%, 04/28/2028	270,000	265,171
BlackRock, Inc., 1.90%, 01/28/2031	340,000	291,162
Cboe Global Markets, Inc., 3.65%, 01/12/2027	305,000	299,885
Charles Schwab Corp. (The), 2.45%, 03/03/2027	290,000	277,275
CME Group, Inc., 2.65%, 03/15/2032	320,000	281,153
FMR LLC, 7.57%, 06/15/2029(b)	250,000	279,919
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	280,000	275,312
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(b)	300,000	287,170
Morgan Stanley, 3.63%, 01/20/2027	280,000	275,298
	Principal Amount	Value
Capital Markets-(continued)
Northern Trust Corp., 4.00%, 05/10/2027(c)	$275,000	$272,393
State Street Corp., 4.33%, 10/22/2027(c)	310,000	308,882
		3,403,602
Chemicals-1.95%
CF Industries, Inc., 4.50%, 12/01/2026(b)	290,000	287,289
Linde, Inc., 1.10%, 08/10/2030(c)	340,000	284,839
PPG Industries, Inc., 3.75%, 03/15/2028	290,000	282,639
		854,767
Commercial Services & Supplies-0.65%
Cintas Corp. No. 2, 3.70%, 04/01/2027	290,000	284,879
Communications Equipment-0.67%
Cisco Systems, Inc., 4.85%, 02/26/2029	290,000	294,748
Consumer Finance-1.30%
American Express Co., 2.55%, 03/04/2027(c)	295,000	282,404
Capital One Financial Corp., 3.80%, 01/31/2028	300,000	290,708
		573,112
Consumer Staples Distribution & Retail-2.02%
Costco Wholesale Corp., 1.60%, 04/20/2030(c)	350,000	301,868
Target Corp., 1.95%, 01/15/2027	300,000	285,796
Walmart, Inc., 1.80%, 09/22/2031(c)	350,000	298,386
		886,050
Electric Utilities-7.21%
Constellation Energy Generation LLC, 5.60%, 03/01/2028(c)	280,000	288,020
Duke Energy Florida LLC, 2.50%, 12/01/2029	310,000	281,434
Duke Energy Progress LLC, 2.00%, 08/15/2031	340,000	287,126
Fells Point Funding Trust, 3.05%, 01/31/2027(b)(c)	310,000	298,527
Florida Power & Light Co., 2.45%, 02/03/2032	320,000	275,871
MidAmerican Energy Co., 3.65%, 04/15/2029(c)	297,000	285,994
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(b)	290,000	284,074
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	304,000	293,581
Public Service Co. of Colorado, 1.88%, 06/15/2031	340,000	286,208
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027	300,000	293,121
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/2031	290,000	292,440
		3,166,396
Electrical Equipment-0.68%
Emerson Electric Co., 2.00%, 12/21/2028(c)	327,000	297,272
Energy Equipment & Services-1.88%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	280,000	270,084
Schlumberger Holdings Corp., 3.90%, 05/17/2028(b)	290,000	283,953
Schlumberger Investment S.A., 2.65%, 06/26/2030(c)	300,000	271,073
		825,110
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Entertainment-0.64%
Netflix, Inc., 5.88%, 11/15/2028	$270,000	$282,368
Financial Services-3.17%
Blackstone Private Credit Fund, 2.63%, 12/15/2026	300,000	284,225
Equitable Holdings, Inc., 4.35%, 04/20/2028	290,000	286,251
Mastercard, Inc., 3.35%, 03/26/2030	295,000	278,879
Nuveen LLC, 4.00%, 11/01/2028(b)	264,000	258,689
Visa, Inc., 1.90%, 04/15/2027(c)	300,000	283,749
		1,391,793
Food Products-2.55%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	300,000	280,033
Hormel Foods Corp., 1.80%, 06/11/2030	320,000	275,532
Mars, Inc., 4.55%, 04/20/2028(b)(c)	285,000	285,002
Mondelez International, Inc., 2.63%, 03/17/2027(c)	290,000	277,975
		1,118,542
Gas Utilities-1.94%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028	290,000	295,796
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	290,000	275,482
Southern California Gas Co., 2.95%, 04/15/2027	290,000	279,746
		851,024
Ground Transportation-0.65%
CSX Corp., 4.25%, 03/15/2029	290,000	287,235
Health Care Equipment & Supplies-1.34%
Abbott Laboratories, 3.75%, 11/30/2026	309,000	305,691
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028(c)	285,000	283,951
		589,642
Health Care Providers & Services-3.19%
Ascension Health, Series B, 2.53%, 11/15/2029(c)	299,000	273,549
Elevance Health, Inc., 3.65%, 12/01/2027	270,000	263,117
Health Care Service Corp., a Mutual Legacy Reserve Co., 5.20%, 06/15/2029(b)(c)	270,000	275,327
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	336,000	303,601
Sutter Health, Series 20-A, 2.29%, 08/15/2030	325,000	285,758
		1,401,352
Hotels, Restaurants & Leisure-0.65%
McDonald’s Corp., 3.80%, 04/01/2028	290,000	283,899
Household Products-1.32%
Kimberly-Clark Corp., 3.10%, 03/26/2030	320,000	298,968
Procter & Gamble Co. (The), 3.00%, 03/25/2030	300,000	280,119
		579,087
Independent Power and Renewable Electricity Producers-0.62%
NSTAR Electric Co., 3.20%, 05/15/2027	282,000	273,413
Industrial Conglomerates-0.66%
3M Co., 2.38%, 08/26/2029	320,000	289,861
Industrial REITs-0.67%
Prologis L.P., 2.25%, 04/15/2030	330,000	292,135
	Principal Amount	Value
Insurance-14.33%
Athene Global Funding, 5.58%, 01/09/2029(b)	$280,000	$285,784
Athene Holding Ltd., 4.13%, 01/12/2028	300,000	294,107
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032(c)	340,000	305,111
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(b)	270,000	273,079
CNO Global Funding, 5.88%, 06/04/2027(b)(c)	270,000	276,219
Corebridge Global Funding, 4.65%, 08/20/2027(b)	270,000	269,979
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(b)	321,000	292,117
F&G Global Funding, 5.88%, 06/10/2027(b)	290,000	294,876
GA Global Funding Trust, 4.40%, 09/23/2027(b)(c)	290,000	286,780
Jackson National Life Global Funding, 5.55%, 07/02/2027(b)(c)	270,000	274,582
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029(c)	270,000	268,009
MassMutual Global Funding II, 5.10%, 04/09/2027(b)(c)	280,000	284,107
Metropolitan Life Global Funding I
3.45%, 12/18/2026(b)(c)	305,000	298,714
5.05%, 06/11/2027(b)	300,000	304,397
New York Life Global Funding, 4.85%, 01/09/2028(b)(c)	265,000	268,235
New York Life Insurance Co., 5.88%, 05/15/2033(b)	267,000	283,793
Northwestern Mutual Global Funding
4.35%, 09/15/2027(b)	270,000	269,557
4.90%, 06/12/2028(b)	285,000	287,655
Pacific Life Global Funding II, 1.45%, 01/20/2028(b)(c)	320,000	291,170
Pricoa Global Funding I, 4.40%, 08/27/2027(b)	300,000	299,633
Principal Life Global Funding II, 4.60%, 08/19/2027(b)	280,000	280,485
RGA Global Funding, 5.45%, 05/24/2029(b)(c)	300,000	307,821
		6,296,210
Interactive Media & Services-1.35%
Alphabet, Inc., 1.10%, 08/15/2030(c)	354,000	297,791
Meta Platforms, Inc., 3.85%, 08/15/2032(c)	310,000	294,569
		592,360
IT Services-0.61%
International Business Machines Corp., 3.50%, 05/15/2029	280,000	268,343
Machinery-4.57%
Caterpillar Financial Services Corp., 4.60%, 11/15/2027	290,000	291,295
Caterpillar, Inc., 2.60%, 04/09/2030	310,000	282,215
Cummins, Inc., 1.50%, 09/01/2030(c)	345,000	292,441
Deere & Co., 3.10%, 04/15/2030	310,000	288,121
John Deere Capital Corp., 4.95%, 07/14/2028(c)	280,000	285,006
Parker-Hannifin Corp., 4.25%, 09/15/2027	300,000	298,206
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	280,000	271,631
		2,008,915
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
November 30, 2024
(Unaudited)
	Principal Amount	Value
Media-0.67%
Comcast Corp., 4.15%, 10/15/2028	$300,000	$295,800
Multi-Utilities-1.33%
Consumers Energy Co., 4.70%, 01/15/2030(c)	280,000	281,659
DTE Electric Co., 2.25%, 03/01/2030(c)	340,000	303,520
		585,179
Oil, Gas & Consumable Fuels-4.61%
Chevron Corp., 2.24%, 05/11/2030	330,000	293,307
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.40%, 12/01/2026(b)	290,000	283,324
Chevron USA, Inc., 1.02%, 08/12/2027	295,000	270,675
ConocoPhillips Co., 6.95%, 04/15/2029(c)	280,000	307,386
Exxon Mobil Corp., 3.48%, 03/19/2030	300,000	286,023
Marathon Petroleum Corp., 5.13%, 12/15/2026	290,000	292,111
Pioneer Natural Resources Co., 1.90%, 08/15/2030	340,000	293,280
		2,026,106
Paper & Forest Products-0.68%
Georgia-Pacific LLC, 2.30%, 04/30/2030(b)	340,000	300,635
Passenger Airlines-0.62%
Southwest Airlines Co., 5.13%, 06/15/2027	270,000	272,369
Personal Care Products-0.68%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028(c)	300,000	298,506
Pharmaceuticals-1.95%
Johnson & Johnson, 1.30%, 09/01/2030(c)	350,000	297,420
Pfizer, Inc., 3.00%, 12/15/2026(c)	280,000	272,192
Zoetis, Inc., 3.00%, 09/12/2027	300,000	288,445
		858,057
Professional Services-0.70%
Automatic Data Processing, Inc., 1.70%, 05/15/2028	335,000	307,504
Residential REITs-0.66%
Mid-America Apartments L.P., 3.60%, 06/01/2027(c)	295,000	289,061
Semiconductors & Semiconductor Equipment-3.90%
Applied Materials, Inc., 3.30%, 04/01/2027(c)	275,000	268,385
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	300,000	295,560
Lam Research Corp., 4.00%, 03/15/2029	290,000	284,729
NVIDIA Corp., 2.85%, 04/01/2030	320,000	296,311
QUALCOMM, Inc., 3.25%, 05/20/2027(c)	290,000	282,295
Xilinx, Inc., 2.38%, 06/01/2030(c)	320,000	285,761
		1,713,041
	Principal Amount	Value
Software-2.64%
Adobe, Inc., 2.30%, 02/01/2030	$320,000	$287,812
Microsoft Corp., 3.30%, 02/06/2027	300,000	294,343
Salesforce, Inc., 3.70%, 04/11/2028(c)	280,000	274,635
ServiceNow, Inc., 1.40%, 09/01/2030	360,000	302,820
		1,159,610
Specialty Retail-1.28%
Home Depot, Inc. (The), 2.95%, 06/15/2029	305,000	285,750
Lowe’s Cos., Inc., 3.10%, 05/03/2027	285,000	275,444
		561,194
Technology Hardware, Storage & Peripherals-0.64%
Apple, Inc., 1.65%, 02/08/2031	330,000	281,928
Textiles, Apparel & Luxury Goods-0.65%
NIKE, Inc., 2.85%, 03/27/2030	310,000	285,858
Wireless Telecommunication Services-0.64%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	280,000	281,794
Total U.S. Dollar Denominated Bonds & Notes (Cost $43,809,863)		43,510,186
	Shares
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $82,089)	82,089	82,089
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.24% (Cost $43,891,952)		43,592,275
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.32%
Invesco Private Government Fund, 4.63%(d)(e)(f)	3,361,484	3,361,484
Invesco Private Prime Fund, 4.71%(d)(e)(f)	8,634,788	8,637,378
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,998,898)		11,998,862
TOTAL INVESTMENTS IN SECURITIES-126.56% (Cost $55,890,850)		55,591,137
OTHER ASSETS LESS LIABILITIES-(26.56)%		(11,664,958)
NET ASSETS-100.00%		$43,926,179

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $9,682,817, which represented 22.04% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$52,426	$597,975	$(568,312)	$-	$-	$82,089	$1,055
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,368,135	6,732,326	(5,738,977)	-	-	3,361,484	34,778 *
Invesco Private Prime Fund	6,184,362	15,793,955	(13,340,231)	(358)	(350)	8,637,378	93,782 *
Total	$8,604,923	$23,124,256	$(19,647,520)	$(358)	$(350)	$12,080,951	$129,615

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$43,510,186	$-	$43,510,186
Money Market Funds	82,089	11,998,862	-	12,080,951
Total Investments	$82,089	$55,509,048	$-	$55,591,137